United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/17

Date of Reporting Period: Six months ended 09/30/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2016
Share Class	Ticker
A	FHIIX
B	FHBBX
C	FHICX

Federated High Income Bond Fund, Inc.
Fund Established 1977

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2016 through September 30, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2016, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	9.7%
Health Care	9.5%
Cable Satellite	7.0%
Media Entertainment	6.8%
Midstream	6.6%
Packaging	6.0%
Independent Energy	5.2%
Wireless Communications	5.0%
Gaming	4.2%
Automotive	3.7%
Pharmaceuticals	3.7%
Financial Institutions	3.6%
Other[2]	26.2%
Cash Equivalents[3]	2.0%
Other Assets and Liabilities—Net[4]	0.8%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2016 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.2%
		Aerospace/Defense—1.0%
$950,000	[1,2]	Engility Corp., Sr. Unsecd. Note, Series 144A, 8.875%, 9/1/2024	$965,437
900,000		TransDigm, Inc., 5.50%, 10/15/2020	927,563
2,875,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	3,047,500
400,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	419,000
2,425,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	2,564,437
575,000	[1,2]	TransDigm, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 6/15/2026	599,438
		TOTAL	8,523,375
		Automotive—3.7%
1,325,000	[1,2]	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	1,328,312
950,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2024	974,130
1,675,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	1,750,375
1,475,000	[1,2]	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	1,548,750
1,750,000	[1,2]	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	1,838,375
3,800,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	3,629,000
900,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	925,875
775,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	809,875
2,375,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	2,336,406
2,575,000	[1,2]	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	2,739,156
1,125,000		Lear Corp., 5.25%, 1/15/2025	1,226,250
350,000		Lear Corp., 5.375%, 3/15/2024	377,563
2,625,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	2,703,750
1,475,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	1,519,250
1,125,000	[1,2]	Schaeffler AG, Series 144A, 4.75%, 5/15/2021	1,167,750
724,663	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	831,551
475,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	484,547
600,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	624,000
250,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.125%, 9/15/2021	253,125
250,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.50%, 9/15/2023	252,968
350,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	352,625
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Automotive—continued
$1,375,000	[1,2]	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	$1,502,187
350,000		Tenneco, Inc., Sr. Unsecd. Note, 5.00%, 7/15/2026	355,688
1,225,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	1,290,844
		TOTAL	30,822,352
		Building Materials—1.8%
425,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	460,063
1,300,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	1,360,125
2,200,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	2,288,000
150,000	[1,2]	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	156,375
800,000		Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	868,000
1,050,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	1,128,750
850,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	902,062
675,000	[1,2]	HD Supply, Inc., Series 144A, 5.75%, 4/15/2024	710,437
425,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	441,469
625,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	662,500
1,800,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	1,966,500
825,000		Ply Gem Industries, Inc., 6.50%, 2/1/2022	852,844
2,950,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	3,127,000
350,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	366,625
		TOTAL	15,290,750
		Cable Satellite—7.0%
600,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	622,500
525,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	543,375
1,375,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	1,491,875
2,550,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	2,706,187
425,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	446,781
1,700,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	1,806,250
475,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	498,750
1,125,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	1,200,938
325,000	[1,2]	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	333,125
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$2,325,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	$2,336,625
1,350,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,353,388
900,000		Charter Communications Holdings II, 5.125%, 2/15/2023	940,500
1,050,000		Charter Communications Holdings II, 5.75%, 1/15/2024	1,118,250
1,050,000		Charter Communications Holdings II, 6.625%, 1/31/2022	1,102,500
925,000		DISH DBS Corp., 5.00%, 3/15/2023	901,875
5,100,000		DISH DBS Corp., 5.875%, 7/15/2022	5,265,750
250,000	[1,2]	DISH DBS Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/1/2026	266,250
2,225,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	750,938
2,700,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	924,750
250,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	195,000
1,475,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	1,486,062
2,175,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	1,517,062
2,500,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	1,900,000
1,575,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	1,821,094
3,500,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	4,103,750
1,075,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	1,169,063
2,525,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	2,534,469
2,700,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	2,885,625
1,000,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	1,035,000
400,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	412,000
950,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	966,625
1,800,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	1,869,750
1,625,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	1,712,344
2,875,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	2,932,500
1,900,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	2,004,500
1,125,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,143,281
200,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	207,752
2,450,000	[1,2]	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	2,450,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$1,325,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	$1,318,375
		TOTAL	58,274,859
		Chemicals—2.5%
1,950,000		Ashland, Inc., 4.75%, 8/15/2022	2,035,312
675,000	[1,2]	Axalta Coating Systems LLC, Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2024	693,141
2,225,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	2,113,750
1,425,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	1,496,250
2,500,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,206,250
2,075,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	1,992,000
600,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	630,000
2,425,000		Huntsman International LLC, Sr. Unsecd. Note, 5.125%, 11/15/2022	2,534,125
500,000	[1,2]	PQ Corp., Series 144A, 6.75%, 11/15/2022	531,250
550,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 10.375%, 5/1/2021	595,375
5,100,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	4,985,250
875,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	957,031
		TOTAL	20,769,734
		Construction Machinery—0.4%
650,000	[1,2]	Cloud Crane LLC, Series 144A, 10.125%, 8/1/2024	676,000
800,000		United Rentals, Inc., 4.625%, 7/15/2023	823,000
575,000		United Rentals, Inc., 5.75%, 11/15/2024	599,438
800,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	823,000
		TOTAL	2,921,438
		Consumer Cyclical Services—1.3%
1,825,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,692,688
1,875,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,739,062
4,425,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	4,380,750
575,000	[1,2]	IHS Markit Ltd., Sr. Unsecd. Note, Series 144A, 5.00%, 11/1/2022	611,283
1,750,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,813,437
850,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	907,800
		TOTAL	11,145,020
		Consumer Products—2.8%
5,000,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	5,234,375
2,975,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	2,484,125
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Products—continued
$2,750,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	$2,743,125
2,475,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	2,651,344
2,600,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	2,704,000
1,275,000	[1,2]	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	1,361,062
1,550,000		Spectrum Brands, Inc., 5.75%, 7/15/2025	1,681,750
525,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	571,110
2,000,000		Springs Industries, Inc., 6.25%, 6/1/2021	2,080,000
675,000	[1,2]	Tempur Sealy International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 6/15/2026	696,938
350,000	[1,2]	Valvoline Finco Two LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 7/15/2024	367,500
1,125,000	[1,2]	Vista Outdoor, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2023	1,181,250
		TOTAL	23,756,579
		Diversified Manufacturing—1.5%
875,000	[1,2]	EnerSys, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2023	878,282
3,250,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	3,375,937
1,750,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	1,649,375
2,325,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	1,854,188
1,500,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	1,567,500
1,925,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,977,937
1,275,000	[1,2]	WESCO Distribution, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 6/15/2024	1,280,585
		TOTAL	12,583,804
		Financial Institutions—3.6%
1,225,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.50%, 5/15/2021	1,284,719
375,000		Ally Financial, Inc., 4.75%, 9/10/2018	389,063
1,300,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	1,353,625
3,325,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	3,491,250
1,250,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	1,267,187
1,475,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	1,517,406
550,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	567,875
1,000,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	1,062,500
975,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	1,037,156
300,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	318,375
2,950,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	2,891,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$125,000	[1,2]	Hub International Ltd., Series 144A, 9.25%, 2/15/2021	$130,688
4,025,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	4,115,562
650,000		International Lease Finance Corp., 4.625%, 4/15/2021	682,500
1,800,000		International Lease Finance Corp., 5.875%, 8/15/2022	2,000,250
275,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	253,343
2,225,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	2,035,875
550,000		Navient Corp., Sr. Unsecd. Note, 6.625%, 7/26/2021	555,500
1,000,000		Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	999,380
4,250,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	4,239,375
		TOTAL	30,192,629
		Food & Beverage—2.5%
4,975,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	4,116,812
778,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	799,881
225,000		Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	234,563
1,400,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 1/15/2024	1,459,500
350,000	[1,2]	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	362,250
2,025,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	2,088,281
1,700,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	1,695,750
475,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2022	503,500
1,325,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	1,490,625
2,450,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	2,815,969
2,025,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	2,151,563
750,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	787,500
2,225,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	2,325,125
		TOTAL	20,831,319
		Gaming—4.2%
450,000	[1,2]	Boyd Gaming Corp., Series 144A, 6.375%, 4/1/2026	484,875
1,925,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	2,099,039
2,150,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	1,994,125
675,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	730,688
525,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	565,688
3,200,000		MGM Mirage, Inc., 7.75%, 3/15/2022	3,720,000
400,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	450,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$975,000		MGM Resorts International, 6.00%, 3/15/2023	$1,060,313
825,000		MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	808,500
225,000	[1,2]	MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., Series 144A, 5.625%, 5/1/2024	244,621
2,650,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	2,865,312
1,650,000	[1,2]	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 7.875%, 10/15/2024	1,656,187
3,925,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	4,072,187
1,650,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 5.625%, 5/1/2024	1,662,375
1,650,000	[1,2]	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	1,707,750
4,725,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	4,795,875
2,745,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	2,772,450
3,525,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	3,731,882
		TOTAL	35,421,867
		Health Care—9.5%
2,125,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	2,231,250
2,800,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	2,723,000
2,675,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	2,745,219
1,300,000		CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	1,290,250
6,200,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	5,363,000
800,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	805,000
925,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	945,234
1,900,000		Emdeon, Inc., 11.00%, 12/31/2019	2,000,225
725,000	[1,2]	Emdeon, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2021	766,688
3,550,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	3,550,000
250,000		HCA, Inc., 4.50%, 2/15/2027	251,563
550,000		HCA, Inc., 4.75%, 5/1/2023	574,750
6,525,000		HCA, Inc., 5.00%, 3/15/2024	6,932,812
2,400,000		HCA, Inc., 5.875%, 5/1/2023	2,562,000
650,000		HCA, Inc., Bond, 5.875%, 3/15/2022	721,500
2,375,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,455,156
2,450,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	2,817,500
2,150,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	2,297,812
325,000	[1,2]	Hill-Rom Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 9/1/2023	348,498
3,125,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	2,843,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$450,000		LifePoint Health, Inc., 5.875%, 12/1/2023	$466,875
2,175,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	2,272,875
600,000	[1,2]	LifePoint Health, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2024	601,500
525,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	553,219
2,525,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	2,720,687
7,675,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	6,792,375
3,650,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	3,805,125
2,450,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	2,584,750
1,950,000	[1,2]	Team Health, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 12/15/2023	2,103,563
400,000		Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	415,000
750,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	785,625
4,750,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	4,773,750
1,500,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	1,500,000
2,100,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	2,123,625
1,525,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	1,422,062
2,450,000	[1,2]	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	2,817,500
		TOTAL	79,963,738
		Independent Energy—5.2%
2,300,000		Antero Resources Corp., 6.00%, 12/1/2020	2,380,500
1,800,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	1,831,500
475,000	[1,2]	Callon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 10/1/2024	492,812
400,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	398,000
2,450,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	2,541,875
1,175,000	[1,2]	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	1,192,625
1,225,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	1,071,875
775,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	728,500
1,800,000		Continental Resources, Inc., 4.50%, 4/15/2023	1,737,000
750,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	808,125
700,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	420,000
500,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	300,000
125,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	89,375
900,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	927,000
1,500,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	1,563,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$1,275,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	$1,284,562
1,000,000		Laredo Petroleum, 5.625%, 1/15/2022	975,000
575,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	566,375
425,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	441,469
750,000		Legacy Reserves, 6.625%, 12/1/2021	393,750
750,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	772,500
2,975,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	2,305,625
1,350,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,292,625
1,675,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	1,608,000
400,000		PDC Energy, Inc., 7.75%, 10/15/2022	429,000
325,000	[1,2]	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 9/15/2024	338,812
300,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	311,250
575,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	569,250
575,000		QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	603,750
1,450,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	1,526,125
1,425,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,375,125
1,150,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/15/2023	1,129,875
2,075,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	2,152,812
250,000		Rice Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/1/2023	268,750
1,350,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	1,275,750
1,000,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	945,000
625,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	634,375
400,000		SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	404,750
1,650,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	1,505,625
275,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	260,563
275,000		WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	272,938
125,000		WPX Energy, Inc., Sr. Unsecd. Note, 7.50%, 8/1/2020	132,813
375,000		WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	405,780
225,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 5.00%, 3/15/2019	218,813
3,250,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	2,990,000
		TOTAL	43,873,999
		Industrial - Other—2.0%
875,000		Anixter, Inc., 5.50%, 3/1/2023	919,844
1,150,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	1,173,000
3,375,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	3,535,312
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—continued
$1,750,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	$1,841,875
3,175,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	2,992,438
3,750,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	3,928,125
2,450,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	2,303,000
		TOTAL	16,693,594
		Leisure—0.4%
1,475,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	1,563,500
3,325,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
275,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	278,438
1,650,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,703,625
		TOTAL	3,545,563
		Lodging—0.2%
1,000,000	[1,2]	Hilton Domestic Operations, Series 144A, 4.25%, 9/1/2024	1,025,000
425,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	433,500
		TOTAL	1,458,500
		Media Entertainment—6.8%
1,325,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	1,336,594
1,500,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	1,580,625
3,000,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	2,246,250
450,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	483,750
825,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	835,313
2,750,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	2,877,187
1,325,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	543,250
1,025,000	[1,2]	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	1,113,406
3,950,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	4,122,812
2,375,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	2,475,937
3,000,000		Gannett Co., Inc., 6.375%, 10/15/2023	3,236,250
150,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	155,438
625,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	614,844
1,425,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	1,439,250
400,000		Lamar Media Corp., 5.875%, 2/1/2022	418,500
1,075,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	1,136,812
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$1,350,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	$1,420,875
950,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	1,034,313
2,550,000		Match Group, Inc., Sr. Unsecd. Note, 6.75%, 12/15/2022	2,722,125
1,025,000	[1,2]	McGraw Hill Global Education Holdings LLC, Sr. Unsecd. Note, Series 144A, 7.875%, 5/15/2024	1,110,844
2,000,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	2,075,000
375,000	[1,2]	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	378,750
5,025,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	5,207,156
1,750,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	1,767,500
2,750,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	2,578,125
3,750,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	3,843,750
375,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	367,500
125,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	130,313
4,175,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	4,258,500
2,150,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	2,190,312
3,000,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	3,050,625
275,000	[1,2]	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	279,813
		TOTAL	57,031,719
		Metals & Mining—2.0%
2,525,000		ArcelorMittal SA, 6.125%, 6/1/2025	2,764,875
2,575,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	2,343,250
3,850,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	3,214,750
775,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	808,906
425,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	443,063
1,550,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	1,627,500
950,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	888,250
1,425,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	1,353,750
1,500,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	1,721,250
1,420,875	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	1,371,144
		TOTAL	16,536,738
		Midstream—6.6%
800,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	810,323
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$450,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	$455,528
1,075,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	1,142,187
2,900,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	3,081,250
1,000,000	[1,2]	Antero Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 5.375%, 9/15/2024	1,015,000
500,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	491,250
675,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Series 144A, 7.00%, 6/30/2024	732,375
900,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 7/15/2022	934,483
425,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	431,375
1,025,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.25%, 4/1/2023	1,042,937
4,300,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	4,482,750
1,450,000		Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	1,283,250
1,000,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.50%, 5/1/2021	920,000
2,025,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.75%, 1/15/2022	1,812,375
450,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	468,325
1,350,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	1,404,000
1,825,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	1,891,156
500,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	506,250
1,250,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	1,382,890
1,275,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.50%, 7/15/2023	1,302,165
950,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.875%, 6/1/2025	983,832
2,000,000		MPLX LP, Sr. Unsecd. Note, Series WI, 5.50%, 2/15/2023	2,068,014
300,000		Regency Energy Partners LP, 5.00%, 10/1/2022	317,055
650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	671,785
425,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	393,125
1,200,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	1,282,500
1,900,000		Sabine Pass LNG LP, 5.625%, 3/1/2025	2,049,625
1,500,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	1,608,750
625,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	687,500
1,100,000	[1,2]	Sabine Pass LNG LP, Sec. Fac. Bond, Series 144A, 5.00%, 3/15/2027	1,130,250
1,825,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	1,861,500
2,576,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	2,680,650
2,650,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	2,537,375
700,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	728,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$500,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	$508,750
900,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	903,375
1,725,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	1,740,094
175,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	187,250
1,664,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,716,000
1,275,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	1,333,969
425,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	455,813
800,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	862,000
1,975,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	2,034,250
950,000		Williams Cos., Inc., Sr. Unsecd. Note, 4.55%, 6/24/2024	973,323
		TOTAL	55,304,654
		Oil Field Services—0.4%
1,225,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	630,875
1,275,000		Weatherford International Ltd., 7.00%, 3/15/2038	943,500
1,550,000		Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	1,538,375
		TOTAL	3,112,750
		Packaging—6.0%
1,975,000	[1,2]	ARD Finance SA, Series 144A, 7.125%, 9/15/2023	1,970,062
600,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 4.625%, 5/15/2023	606,750
700,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	726,250
211,765	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	219,706
75,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	77,813
5,100,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	5,469,750
425,000		Ball Corp., 4.00%, 11/15/2023	429,781
1,450,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	1,567,813
1,125,000		Berry Plastics Corp., 5.125%, 7/15/2023	1,149,609
4,700,000		Berry Plastics Corp., 5.50%, 5/15/2022	4,888,000
525,000		Berry Plastics Corp., Term Loan—2nd Lien, 6.00%, 10/15/2022	556,500
4,225,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	4,436,250
775,000		Crown Americas LLC, 4.50%, 1/15/2023	810,844
2,975,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	3,179,531
2,775,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	2,927,625
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$1,325,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	$1,381,313
900,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	968,063
1,300,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	1,434,063
4,125,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	4,259,062
150,000	[1,2]	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	161,156
3,025,000		Reynolds Group, 8.25%, 2/15/2021	3,156,403
900,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	985,500
1,075,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	1,132,781
1,750,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	1,857,187
1,325,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	1,424,375
4,525,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	4,604,187
		TOTAL	50,380,374
		Paper—0.5%
575,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	578,594
3,250,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	3,306,875
		TOTAL	3,885,469
		Pharmaceuticals—3.7%
400,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	356,000
1,975,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	1,807,125
2,325,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2025	2,066,344
3,050,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	3,172,000
1,325,000	[1,2]	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	1,381,312
5,850,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	6,098,625
825,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	845,625
1,875,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	1,696,875
1,775,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	1,695,125
1,325,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	1,275,312
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$1,500,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	$1,346,250
1,900,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	1,845,375
425,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	365,500
4,225,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	3,649,344
500,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	466,250
2,925,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	2,543,083
		TOTAL	30,610,145
		Refining—0.6%
2,175,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	1,979,250
1,275,000		Northern Tier Energy LLC/Northern Tier Finance Corp., Bond, 7.125%, 11/15/2020	1,310,063
1,775,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	1,837,125
		TOTAL	5,126,438
		Restaurants—1.1%
4,725,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	4,961,250
1,125,000		NPC INTL/OPER Co., A&B, Inc., 10.50%, 1/15/2020	1,181,250
925,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	968,937
1,825,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	1,934,500
		TOTAL	9,045,937
		Retailers—1.5%
4,825,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	5,078,312
525,000	[1,2]	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	539,438
2,575,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	2,674,781
1,075,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	854,625
575,000	[1,2]	Penney (J.C.) Co., Inc., Series 144A, 5.875%, 7/1/2023	599,438
2,450,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	2,649,062
375,000		Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/1/2025	405,468
		TOTAL	12,801,124
		Supermarkets—0.4%
1,325,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2025	1,325,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Supermarkets—continued
$1,775,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2024	$1,850,438
		TOTAL	3,175,438
		Technology—9.7%
628,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	620,150
4,650,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	4,243,125
1,025,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	1,095,469
875,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	905,625
1,950,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	2,091,375
1,225,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	1,312,281
2,000,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	2,117,500
475,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	504,891
3,050,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	3,356,467
2,875,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	3,033,125
625,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	645,313
8,950,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	9,229,687
1,300,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	1,378,000
5,375,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	5,240,625
4,100,000		Infor US, Inc., 6.50%, 5/15/2022	4,171,750
450,000		Iron Mountain, Inc., 5.75%, 8/15/2024	464,625
3,700,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	3,459,500
1,700,000	[1,2]	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	1,751,000
925,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	992,062
400,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 8/1/2026	406,000
650,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	691,373
475,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	464,313
1,800,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	1,773,000
1,425,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	1,631,625
825,000		NCR Corp., 6.375%, 12/15/2023	876,563
1,425,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	1,444,594
2,000,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	2,055,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$700,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	$739,375
3,075,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	3,159,562
700,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/1/2024	731,500
500,000		PTC, Inc., Sr. Unsecd. Note, 6.00%, 5/15/2024	536,250
1,975,000		Qorvo, Inc., Sr. Unsecd. Note, 7.00%, 12/1/2025	2,150,281
950,000	[1,2]	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	1,020,062
1,750,000		SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	1,850,625
350,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.25%, 11/15/2023	357,876
1,875,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	1,935,937
1,075,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	1,139,500
775,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	796,313
425,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	463,250
3,125,000	[1,2]	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	3,500,000
1,850,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,406,000
775,000		Verisign, Inc., 4.625%, 5/1/2023	789,531
900,000		Verisign, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	949,500
500,000	[1,2]	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	515,000
3,225,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	3,515,250
		TOTAL	81,510,850
		Transportation Services—1.1%
500,000		Avis Budget Group, Inc., Sr. Unsecd. Note, 5.50%, 4/1/2023	506,875
775,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	746,906
2,450,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	2,511,250
2,300,000		HDTFS, Inc., 6.25%, 10/15/2022	2,380,500
1,025,000		Hertz Corp., 5.875%, 10/15/2020	1,059,594
925,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	946,497
925,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	922,687
		TOTAL	9,074,309
		Utility - Electric—1.7%
4,600,000		Calpine Corp., 5.75%, 1/15/2025	4,554,000
950,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	1,008,187
50,204	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	50,581
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$2,775,000		NRG Energy, Inc., 6.25%, 5/1/2024	$2,830,500
1,400,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,421,000
850,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 1/15/2027	834,063
1,150,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2026	1,175,875
1,525,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 9.375%, 2/1/2023	1,578,375
550,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 9.625%, 6/15/2025	580,250
		TOTAL	14,032,831
		Wireless Communications—5.0%
3,925,000	[1,2]	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	4,204,656
1,475,000	[1,2]	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	1,522,937
4,875,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	4,259,531
400,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	426,500
275,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	289,781
4,750,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	4,886,562
50,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	52,813
1,825,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	1,868,344
1,850,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	1,844,824
1,575,000	[1,2]	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	1,611,918
3,425,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	3,240,906
1,575,000		Sprint Corp., 7.125%, 6/15/2024	1,543,500
2,800,000		Sprint Corp., 7.875%, 9/15/2023	2,842,000
1,150,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	1,144,250
1,325,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	1,434,313
3,375,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	3,176,719
2,550,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	2,747,625
350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	375,221
475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	517,750
2,225,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	2,415,393
1,500,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	1,666,875
		TOTAL	42,072,418
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireline Communications—0.5%
$725,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	$759,438
525,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.25%, 3/15/2026	543,375
400,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 1/15/2024	417,750
2,650,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2025	2,772,562
		TOTAL	4,493,125
		TOTAL CORPORATE BONDS (IDENTIFIED COST $807,256,170)	814,263,439
		COMMON STOCKS—0.0%
		Independent Energy—0.0%
28,064	[1,3,5]	Lone Pine Resources Canada Ltd.	0
225,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
15,558	[3]	Prairie Provident Resources, Inc.	10,470
		TOTAL	10,470
		Lodging—0.0%
1,750	[1,3,5]	Motels of America, Inc.	0
		Media Entertainment—0.0%
47	[3,5]	Sullivan Graphics, Inc.	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $557,475)	10,470
		INVESTMENT COMPANY—2.0%
16,812,099	[7]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.36%[8] (AT NET ASSET VALUE)	16,812,099
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $824,625,744)[9]	831,086,008
		OTHER ASSETS AND LIABILITIES - NET—0.8%[10]	6,861,664
		TOTAL NET ASSETS—100%	$837,947,672
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2016, these restricted securities amounted to $431,612,987, which represented 51.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At September 30, 2016, these liquid restricted securities amounted to $431,562,406, which represented 51.5% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Principal amount and interest were not paid upon final maturity.
Semi-Annual Shareholder Report

7	Affiliated holding.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $825,897,014.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$814,263,439	$0	$814,263,439
Equity Securities:
Common Stocks
Domestic	—	—	0	0
International	10,470	—	0	10,470
Investment Company	16,812,099	—	—	16,812,099
TOTAL SECURITIES	$16,822,569	$814,263,439	$0	$831,086,008
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2016	Year Ended March 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$7.06	$7.65	$7.94	$7.91	$7.62	$7.71
Income From Investment Operations:
Net investment income	0.19[1]	0.39[1]	0.41[1]	0.45[1]	0.51[1]	0.55[1]
Net realized and unrealized gain (loss) on investments	0.46	(0.57)	(0.27)	0.05	0.31	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.65	(0.18)	0.14	0.50	0.82	0.48
Less Distributions:
Distributions from net investment income	(0.19)	(0.41)	(0.43)	(0.47)	(0.55)	(0.57)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds[3]	—	—	—	0.00[2]	0.02	—
Net Asset Value, End of Period	$7.52	$7.06	$7.65	$7.94	$7.91	$7.62
Total Return[4]	9.33%	(2.42)%	1.89%	6.64%[3]	11.42%[3]	6.66%
Ratios to Average Net Assets:
Net expenses	1.24%[5]	1.24%	1.23%	1.23%	1.23%	1.23%
Net investment income	5.13%[5]	5.34%	5.33%	5.78%	6.53%	7.37%
Expense waiver/reimbursement[6]	0.01%[5]	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$645,232	$609,393	$753,815	$904,021	$951,934	$880,629
Portfolio turnover	17%	23%	31%	28%	38%	35%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.13% and 0.24%, respectively.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2016	Year Ended March 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$7.04	$7.64	$7.92	$7.90	$7.61	$7.69
Income From Investment Operations:
Net investment income	0.16[1]	0.33[1]	0.36[1]	0.39[1]	0.45[1]	0.49[1]
Net realized and unrealized gain (loss) on investments	0.47	(0.58)	(0.26)	0.04	0.31	(0.06)
TOTAL FROM INVESTMENT OPERATIONS	0.63	(0.25)	0.10	0.43	0.76	0.43
Less Distributions:
Distributions from net investment income	(0.16)	(0.35)	(0.38)	(0.41)	(0.49)	(0.51)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds[3]	—	—	—	0.00[2]	0.02	—
Net Asset Value, End of Period	$7.51	$7.04	$7.64	$7.92	$7.90	$7.61
Total Return[4]	9.09%	(3.28)%	1.25%	5.71%[3]	10.59%[3]	6.00%
Ratios to Average Net Assets:
Net expenses	1.99%[5]	1.99%	1.98%	1.98%	1.98%	1.98%
Net investment income	4.38%[5]	4.58%	4.58%	5.03%	5.78%	6.59%
Expense waiver/reimbursement[6]	0.01%[5]	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,660	$36,968	$53,705	$69,465	$78,132	$74,958
Portfolio turnover	17%	23%	31%	28%	38%	35%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.00% and 0.24%, respectively.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2016	Year Ended March 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$7.04	$7.64	$7.92	$7.89	$7.60	$7.69
Income From Investment Operations:
Net investment income	0.16[1]	0.33[1]	0.36[1]	0.39[1]	0.45[1]	0.49[1]
Net realized and unrealized gain (loss) on investments	0.46	(0.58)	(0.26)	0.05	0.31	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.62	(0.25)	0.10	0.44	0.76	0.42
Less Distributions:
Distributions from net investment income	(0.16)	(0.35)	(0.38)	(0.41)	(0.49)	(0.51)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds[3]	—	—	—	0.00[2]	0.02	—
Net Asset Value, End of Period	$7.50	$7.04	$7.64	$7.92	$7.89	$7.60
Total Return[4]	8.95%	(3.28)%	1.26%	5.85%[3]	10.60%[3]	5.87%
Ratios to Average Net Assets:
Net expenses	1.99%[5]	1.99%	1.99%	1.98%	1.98%	1.98%
Net investment income	4.38%[5]	4.59%	4.58%	5.03%	5.78%	6.62%
Expense waiver/reimbursement[6]	0.01%[5]	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$155,055	$149,649	$185,912	$212,735	$220,942	$183,362
Portfolio turnover	17%	23%	31%	28%	38%	35%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.00% and 0.24%, respectively.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2016 (unaudited)
Assets:
Total investment in securities, at value including $16,812,099 of investment in an affiliated holding (Note 5) (identified cost $824,625,744)		$831,086,008
Cash		15,938
Income receivable		14,374,159
Receivable for investments sold		71,078
Receivable for shares sold		586,335
TOTAL ASSETS		846,133,518
Liabilities:
Payable for investments purchased	$6,477,091
Payable for shares redeemed	1,085,766
Payable to adviser (Note 5)	17,161
Payable for administrative fee (Note 5)	1,793
Payable for distribution services fee (Note 5)	118,682
Payable for other service fees (Notes 2 and 5)	280,601
Accrued expenses (Note 5)	204,752
TOTAL LIABILITIES		8,185,846
Net assets for 111,458,678 shares outstanding		$837,947,672
Net Assets Consist of:
Paid-in capital		$931,610,060
Net unrealized appreciation of investments		6,460,264
Accumulated net realized loss on investments		(100,900,868)
Undistributed net investment income		778,216
TOTAL NET ASSETS		$837,947,672
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($645,232,097 ÷ 85,776,106 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized	$7.52
Offering price per share (100/95.50 of $7.52)	$7.87
Redemption proceeds per share (98.00/100 of $7.52)	$7.37
Class B Shares:
Net asset value per share ($37,660,315 ÷ 5,017,266 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$7.51
Offering price per share	$7.51
Redemption proceeds per share (92.50/100 of $7.51)	$6.95
Class C Shares:
Net asset value per share ($155,055,260 ÷ 20,665,306 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized	$7.50
Offering price per share	$7.50
Redemption proceeds per share (97.00/100 of $7.50)	$7.28
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2016 (unaudited)
Investment Income:
Interest		$26,128,459
Dividends received from an affiliated holding (Note 5)		30,516
TOTAL INCOME		26,158,975
Expenses:
Investment adviser fee (Note 5)	$3,080,219
Administrative fee (Note 5)	321,164
Custodian fees	16,140
Transfer agent fee	486,455
Directors'/Trustees' fees (Note 5)	7,113
Auditing fees	16,169
Legal fees	4,472
Portfolio accounting fees	88,866
Distribution services fee (Note 5)	716,223
Other service fees (Notes 2 and 5)	1,026,689
Share registration costs	30,978
Printing and postage	43,177
Taxes	300
Miscellaneous (Note 5)	11,285
TOTAL EXPENSES	5,849,250
Waiver/reimbursement of investment adviser fee (Note 5)	(23,121)
Net expenses		5,826,129
Net investment income		20,332,846
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(12,509,541)
Net change in unrealized depreciation of investments		64,969,868
Net realized and unrealized gain on investments		52,460,327
Change in net assets resulting from operations		$72,793,173
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2016	Year Ended 3/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,332,846	$46,125,588
Net realized loss on investments	(12,509,541)	(9,777,097)
Net change in unrealized appreciation/depreciation of investments	64,969,868	(64,711,275)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	72,793,173	(28,362,784)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(16,354,676)	(38,206,766)
Class B Shares	(835,815)	(2,146,977)
Class C Shares	(3,421,386)	(7,998,951)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,611,877)	(48,352,694)
Share Transactions:
Proceeds from sale of shares	53,694,911	110,625,706
Net asset value of shares issued to shareholders in payment of distributions declared	18,538,322	43,031,511
Cost of shares redeemed	(82,506,549)	(274,436,646)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,273,316)	(120,779,429)
Redemption Fees	29,931	71,757
Change in net assets	41,937,911	(197,423,150)
Net Assets:
Beginning of period	796,009,761	993,432,911
End of period (including undistributed net investment income of $778,216 and $1,057,247, respectively)	$837,947,672	$796,009,761
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2016 (unaudited)
1. ORGANIZATION
Federated High Income Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waiver and reimbursement of $23,121 is disclosed in Note 5.
Semi-Annual Shareholder Report

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for other service fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended September 30, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$787,948
Class B Shares	46,900
Class C Shares	191,841
TOTAL	$1,026,689
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at September 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$50,205	$50,581
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006	$3,283,529	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Motels of America, Inc.	8/30/1994	$117,506	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 9/30/2016		Year Ended 3/31/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,880,671	$43,109,914	12,286,742	$89,346,826
Shares issued to shareholders in payment of distributions declared	2,007,262	14,638,176	4,653,096	33,828,993
Shares redeemed	(8,469,900)	(61,974,959)	(29,055,481)	(208,787,543)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(581,967)	$(4,226,869)	(12,115,643)	$(85,611,724)
Semi-Annual Shareholder Report

	Six Months Ended 9/30/2016		Year Ended 3/31/2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	332,989	$2,432,779	546,031	$3,936,516
Shares issued to shareholders in payment of distributions declared	104,271	758,854	261,039	1,895,612
Shares redeemed	(669,778)	(4,891,642)	(2,586,449)	(18,741,400)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(232,518)	$(1,700,009)	(1,779,379)	$(12,909,272)

	Six Months Ended 9/30/2016		Year Ended 3/31/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,116,472	$8,152,218	2,396,185	$17,342,364
Shares issued to shareholders in payment of distributions declared	431,760	3,141,292	1,006,835	7,306,906
Shares redeemed	(2,142,601)	(15,639,948)	(6,485,440)	(46,907,703)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(594,369)	$(4,346,438)	(3,082,420)	$(22,258,433)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,408,854)	$(10,273,316)	(16,977,442)	$(120,779,429)
Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended September 30, 2016, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $22,967, $1,369 and $5,595, respectively. For the year ended March 31, 2016, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $55,126, $3,456 and $13,175, respectively.
4. FEDERAL TAX INFORMATION
At September 30, 2016, the cost of investments for federal tax purposes was $825,897,014. The net unrealized appreciation of investments for federal tax purposes was $5,188,994. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $29,328,256 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,139,262.
At March 31, 2016, the Fund had a capital loss carryforward of $86,435,931 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward
Semi-Annual Shareholder Report

for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$887,559	$18,737,166	$19,624,725
2018	$37,008,996	NA	$37,008,996
2019	$29,802,210	NA	$29,802,210
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2016, the Adviser voluntarily waived $14,353 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
For the six months ended September 30, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$140,700
Class C Shares	575,523
TOTAL	$716,223
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. FSC may voluntarily choose to waive any portion of its fees. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2016, FSC retained $155,722 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2016, FSC retained $33,703 in sales charges from the sale of Class A Shares. FSC also retained $41,296 of CDSC relating to redemptions of Class B Shares and $3,958 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended September 30, 2016, FSSC received $92,067 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense, expenses allocated from affiliated partnerships, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.24%, 1.99% and 1.99% (the “Fee Limit”), respectively, up to but not including the later of (the
Semi-Annual Shareholder Report

“Termination Date”): (a) June 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the six months ended September 30, 2016, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $839,968.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2016, the Adviser reimbursed $8,768. Transactions involving the affiliated holding during the six months ended September 30, 2016 were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2016	12,474,803
Purchases/Additions	84,168,789
Sales/Reductions	(79,831,493)
Balance of Shares Held 9/30/2016	16,812,099
Value	$16,812,099
Dividend Income	$30,516
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2016, were as follows:
Purchases	$133,997,171
Sales	$142,502,964
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of September 30, 2016, the Fund had no outstanding loans. During the six months ended September 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2016, there were no outstanding loans. During the six months ended September 30, 2016, the program was not utilized.
9. REGULATORY MATTERS
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
10. subsequent events
Effective December 30, 2016, the Adviser has agreed to contractually reduce the management fee from 0.75% to 0.50% of the Fund's average daily net assets, and the Adviser and certain of its affiliates have voluntarily agreed to waive their respective fees and/or reimburse expenses as presented on page 36 of this Semi-Annual Report under the section Expense Limitation.
On November 17, 2016, the Directors approved the elimination of the 2.00% Redemption Fee effective December 30, 2016, and the addition of Institutional and R6 Share classes to the Fund which will become effective in the first quarter of 2017.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2016	Ending Account Value 9/30/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,093.30	$6.51
Class B Shares	$1,000	$1,090.90	$10.43
Class C Shares	$1,000	$1,089.50	$10.42
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.85	$6.28
Class B Shares	$1,000	$1,015.09	$10.05
Class C Shares	$1,000	$1,015.09	$10.05
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.24%
Class B Shares	1.99%
Class C Shares	1.99%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated High Income Bond Fund, Inc. (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has
Semi-Annual Shareholder Report

allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated High Income Bond Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314195108
CUSIP 314195207
CUSIP 314195306
8110103 (11/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Income Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 22, 2016